Changes in accounting policies - Summary of Interest bearing Loans And Borrowings Convertible Loan Notes Explanatory (Detail) £ in Thousands	Dec. 31, 2017 GBP (£)
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
At January 1, 2018 (as calculated under IAS 39)	£ 1,977
Amounts restated through retained earnings	(124)
At January 1, 2018 (as calculated under IFRS 9)	£ 1,853